Other Balance Sheet Components - Accrued and other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accrued and other liabilities:
Payroll and welfare	$ 33,786	$ 25,972
Marketing expenses	40,968	30,035
Payroll withholding taxes	3,547	3,547
Sales rebates	31,598	19,593
Professional fees	4,255	3,127
VAT and other tax payable	35,728	23,071
Payable to other service providers	1,457	2,673
Amounts due to users	21,203
Others	7,600	9,022
Total accrued and other liabilities	$ 180,142	$ 117,040